ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial statement balances and amounts of the VIE and VIE's subsidiaries (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Cash and cash equivalents	$ 174,783	$ 435,211	$ 1,191
Prepaid expenses and other current assets, net	102,455	7,707	0
Total current assets	2,470,795	2,133,775	4,618,757
Accrued expenses and other current liabilities	677,629	836,552	897,098
Due to related party	30,866	0	0
Total current liabilities	708,495	836,552	20,289,199
TOTAL LIABILITIES	708,495	836,552	27,211,055
Revenues	1,481,589	1,738,000	0
Net loss	(1,651,273)	(1,225,300)	(123,239,785)
Net cash provided by operating activities	(595,676)	(644,621)	(4,331,190)
Net cash provided by investing activities	(10,148)	588,339	(13,064)
Net cash provided by financing activities	300,000	0	1,686,123
Effect of exchange rate changes	45,396	134,820	(1,897,366)
VIEs [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Cash and cash equivalents	32,226	153,725
Prepaid expenses and other current assets, net	700,538	7,707
Total current assets	732,764	161,432
Accrued expenses and other current liabilities	104,350	70,781	0
Due to related party	30,866	0
Total current liabilities	135,216	70,781
TOTAL LIABILITIES	135,216	70,781
Revenues	79,289	0	$ 0
Net loss	(957,955)	(284,611)
Net cash provided by operating activities	(926,725)	82,608
Net cash provided by investing activities	144	$ 71,409
Net cash provided by financing activities	927,995
Effect of exchange rate changes	$ (122,913)
Percentage contributed to consolidated total assets	6.69%	1.80%	0.00%
Percentage contributed to consolidated total liabilities	19.00%	8.50%	0.00%